Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Beginning Balance	$ 18,670	$ 17,222
Asset Retirement Obligation Incurred	598	235
Asset Retirement Obligation Settled	(428)	(266)
Asset Retirement Obligation Cancelled or Sold Well Properties	0	0
Asset Retirement Obligation Revision of Estimated Obligation	3,953	0
Asset Retirement Obligation Accretion Expense	2,029	1,479
Total Asset Retirement Obligation	$ 24,822	$ 18,670